UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21471
Nuveen Tax-Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/06
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Tax-Advantaged Total Return Strategy Fund (JTA) March 31, 2006

Shares	Description (1)	Value

	Common Stocks - 98.9% (70.9% of Total Investments)

	Aerospace & Defense - 6.6%

140,000	Lockheed Martin Corporation	$10,518,200
235,000	Raytheon Company	10,772,400

	Total Aerospace & Defense	21,290,600

	Chemicals - 0.0%

7,998	Tronox Incorporated, Class B	135,886

	Commercial Banks - 5.0%

150,000	Wachovia Corporation	8,407,500
120,000	Wells Fargo & Company	7,664,400

	Total Commercial Banks	16,071,900

	Commercial Services & Supplies - 3.8%

285,000	Pitney Bowes Inc.	12,235,050

	Containers & Packaging - 2.1%

300,000	Packaging Corp. of America	6,732,000

	Diversified Financial Services - 6.6%

275,000	Citigroup Inc.	12,988,250
205,000	JPMorgan Chase & Co.	8,536,200

	Total Diversified Financial Services	21,524,450

	Diversified Telecommunication Services - 12.1%

385,000	AT&T Inc.	10,410,400
343,000	KT Corporation, Sponsored ADR	7,305,900
330,000	Sprint Nextel Corporation	8,527,200
235,000	Telecom Italia S.p.A., Sponsored ADR	6,236,900
190,000	Verizon Communications Inc.	6,471,400

	Total Diversified Telecommunication Services	38,951,800

	Electric Utilities - 4.4%

187,100	EDP — Energias de Portugal, S.A., Sponsored ADR	7,330,578
323,000	Korea Electric Power Corporation (KEPCO), Sponsored ADR	6,976,800

	Total Electric Utilities	14,307,378

	Food & Staples Retailing - 1.6%

240,625	J. Sainsbury PLC, Sponsored ADR	5,534,375

	Household Durables - 2.4%

307,000	Newell Rubbermaid Inc.	7,733,330

	Household Products - 2.9%

160,000	Kimberly-Clark Corporation	9,248,000

	Insurance - 4.3%

180,000	Aon Corporation	7,471,800
80,000	Hartford Financial Services Group, Inc.	6,444,000

	Total Insurance	13,915,800

	Media - 3.1%

200,000	CBS Corporation, Class B	4,796,000
176,600	Clear Channel Communications, Inc.	5,123,166

	Total Media	9,919,166

	Metals & Mining - 5.5%

236,900	Alumina Limited, Sponsored ADR	4,996,221
90,000	POSCO, ADR	5,742,000
33,500	Rio Tinto PLC, Sponsored ADR	6,934,500

	Total Metals & Mining	17,672,721

	Multi-Utilities - 3.7%

110,000	Dominion Resources, Inc.	7,593,300
180,000	United Utilities PLC, Sponsored ADR	4,365,000

	Total Multi-Utilities	11,958,300

	Oil, Gas & Consumable Fuels - 9.4%

80,000	Chevron Corporation	4,637,600
113,400	ConocoPhillips	7,161,210
132,500	Eni S.p.A., Sponsored ADR	7,549,850
39,669	Kerr-McGee Corporation	3,787,596
55,000	Total SA, Sponsored ADR	7,245,150

	Total Oil, Gas & Consumable Fuels	30,381,406

	Paper & Forest Products - 3.6%

220,000	International Paper Company	7,605,400
270,200	Stora Enso Oyj, Sponsored ADR	4,147,570

	Total Paper & Forest Products	11,752,970

	Pharmaceuticals - 2.5%

230,000	Merck & Co. Inc.	8,102,900

	Road & Rail - 2.6%

90,000	Union Pacific Corporation	8,401,500

	Thrifts & Mortgage Finance - 6.7%

212,000	Fannie Mae	10,896,800
265,000	IndyMac Bancorp, Inc.	10,846,450

	Total Thrifts & Mortgage Finance	21,743,250

	Tobacco - 10.0%

235,000	Altria Group, Inc.	16,652,098
330,000	Loews Corp — Carolina Group	15,599,102

	Total Tobacco	32,251,200

	Total Common Stocks (cost $261,352,934)	319,863,982

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 Par (or Similar) Securities - 11.2% (8.1% of Total Investments)

	Capital Markets - 1.4%

15,500	Bear Stearns Companies, Series E, (6)	6.150%	A3	$786,625
20,000	Goldman Sachs Group Inc., (6)	6.200%	A2	512,800
25,000	Goldman Sachs Group Inc., (6)	5.390%	A2	647,500
77,700	Lehman Brothers Holdings Inc., Series F, (6)	6.500%	A-	1,992,228
25,000	Merrill Lynch & Co., Inc., (6)	5.440%	A2	638,750

	Total Capital Markets			4,577,903

	Commercial Banks - 2.3%

23,500	Abbey National PLC, Series B	7.375%	A	618,520
41,100	Abbey National PLC, Series C	7.375%	A2	1,052,571
40,000	ABN AMRO Capital Trust Fund VII	6.080%	A	958,000
25,000	Banco Santander	6.410%	A2	632,500
50,000	HSBC USA Inc., Series G	5.364%	A2	1,299,250
40,000	Royal Bank of Scotland Group PLC, Series M	6.400%	A1	1,003,200
40,000	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	1,007,200
40,000	U.S. Bancorp, Series B	5.560%	A1	1,028,752

	Total Commercial Banks			7,599,993

	Consumer Finance - 1.0%

45,000	HSBC Finance Corporation	6.360%	A2	1,147,050
35,600	SLM Corporation, Series A, (6)	6.970%	BBB+	1,958,000

	Total Consumer Finance			3,105,050

	Diversified Financial Services - 1.3%

10,000	CIT Group Inc., Series A, (6)	6.350%	BBB+	253,000
19,500	Citigroup Inc., Series F, (6)	6.365%	Aa3	993,525
28,900	Citigroup Inc., Series H, (6)	6.231%	Aa3	1,458,728
48,400	ING Group N.V.	7.200%	A	1,241,460
5,000	ING Group N.V.	7.050%	A	127,000

	Total Diversified Financial Services			4,073,713

	Electric Utilities - 1.2%

39,500	Alabama Power Company, Series A, (6)	5.300%	BBB+	972,095
34,800	Interstate Power and Light Company, (6)	7.100%	BBB-	941,862
40,000	Mississippi Power Company	5.250%	A3	955,000
40,000	Savannah Electric and Power Company	6.000%	BBB+	1,012,000

	Total Electric Utilities			3,880,957

	Insurance - 2.5%

50,300	Ace Ltd., Series C	7.800%	Baa2	1,317,860
40,000	Aegon N.V.	6.375%	A-	996,000
25,000	Aegon N.V., Series 1	5.675%	A-	646,095
20,000	Arch Capital Group Limited	8.000%	Baa3	514,376
50,000	Endurance Specialty Holdings Limited	7.750%	Baa3	1,211,000
40,000	Genworth Financial Inc., Series A	5.250%	BBB+	2,038,752
30,000	Prudential PLC	6.750%	A	751,500
30,000	Prudential PLC	6.500%	A	760,500

	Total Insurance			8,236,083

	U.S. Agency - 1.5%

20,000	Fannie Mae, (6)	5.500%	AA-	942,200
19,800	Fannie Mae, (6)	5.125%	AA-	871,200
18,400	Federal Home Loan Mortgage Corporation, (6)	6.000%	AA-	933,432
20,000	Federal Home Loan Mortgage Corporation, (6)	5.700%	AA-	973,000
26,900	Federal Home Loan Mortgage Corporation, (6)	5.000%	AA-	1,147,284

	Total U.S. Agency			4,867,116

	Total $25 Par (or Similar) Securities (cost $36,774,146)			36,340,815

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity(3)	Ratings(2)	Value

	Variable Rate Senior Loan Interests - 21.3% (15.3% of Total Investments) (4)

	Aerospace & Defense - 1.7%

$1,644	Hexcel Corporation, Term Loan B	6.375%	3/01/12	BB-	$1,662,944
1,825	K&F Industries, Inc., Term Loan B	7.008%	11/18/12	B2	1,851,234
1,617	Vought Aircraft Industries, Inc., Term Loan	7.330%	12/22/11	B+	1,637,326
364	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	6.885%	12/22/10	B+	368,352

5,450	Total Aerospace & Defense				5,519,856

	Auto Components - 0.6%

2,000	Federal-Mogul Corporation, Term Loan A, (5)	7.080%	2/24/04	N/R	1,933,750

	Building Products - 0.6%

1,774	PP Holding Corporation, Term Loan	7.980%	11/12/11	B	1,793,000

	Chemicals - 0.6%

1,980	Rockwood Specialties Group, Inc., Term Loan E	6.668%	7/30/12	B+	2,008,617

	Commercial Services & Supplies - 0.8%

696	Allied Waste North America, Inc., Letter of Credit	6.000%	3/21/12	B1	699,415
1,792	Allied Waste North America, Inc., Term Loan B	6.796%	1/15/12	B1	1,801,926

2,488	Total Commercial Services & Supplies				2,501,341

	Containers & Packaging - 0.9%

788	Owens-Illinois Group, Inc., Term Loan B	6.560%	4/01/08	N/R	791,755
175	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	2.100%	11/01/11	B+	177,236
1,253	Smurfit-Stone Container Corporation, Term Loan B	7.103%	11/01/11	B+	1,271,854
425	Smurfit-Stone Container Corporation, Term Loan C	7.064%	11/01/11	B+	431,469
133	Smurfit-Stone Container Corporation, Tranche C-1	6.938%	11/01/11	B+	135,392

2,774	Total Containers & Packaging				2,807,706

	Diversified Consumer Services - 0.3%

852	Alderwoods Group, Inc., Term Loan B-2	6.738%	9/29/08	B1	861,117

	Diversified Telecommunication Services - 0.6%

2,000	Madison River Capital LLC, Term Loan	7.050%	7/29/12	B+	2,026,251

	Electric Utilities - 0.3%

1,000	Mirant Corporation, Term Loan	6.441%	1/03/13	BB-	1,009,554

	Electrical Equipment - 0.6%

1,583	Sensus Metering Systems Inc., Term Loan B-1	7.297%	12/17/10	B2	1,599,918
210	Sensus Metering Systems Inc., Term Loan B-2	7.351%	12/17/10	B2	212,517

1,793	Total Electrical Equipment				1,812,435

	Health Care Providers & Services - 1.5%

1,960	Davita Inc., Term Loan B	6.689%	10/05/12	B1	1,987,868
1,965	IASIS Healthcare LLC, Term Loan B	6.787%	6/22/11	B+	1,994,066
1,000	Quintiles Transnational Corporation, Term Loan B, WI/DD	TBD	TBD	B1	1,006,875

4,925	Total Health Care Providers & Services				4,988,809

	Hotels, Restaurants & Leisure - 2.8%

2,000	24 Hour Fitness Worldwide, Inc., Term Loan B	7.620%	6/08/12	B	2,030,000
1,960	Jack in the Box Inc., Term Loan	6.278%	1/08/11	BB	1,980,825
1,990	Penn National Gaming, Inc., Term Loan B	6.387%	10/03/12	BB	2,019,540
1,000	Pinnacle Entertainment Inc., Term Loan	6.780%	12/14/11	B1	1,008,751
342	Venetian Casino Resort, LLC, Delayed Draw, Term Loan	6.730%	6/15/11	BB-	345,860
1,658	Venetian Casino Resort, LLC, Term Loan	6.730%	6/15/11	BB-	1,677,421

8,950	Total Hotels, Restaurants & Leisure				9,062,397

	Household Durables - 0.4%

1,323	Sealy Mattress Company, Term Loan D	6.525%	4/06/12	B+	1,341,293

	Household Products - 0.9%

2,940	Solo Cup Company, Term Loan	7.532%	2/27/11	B2	2,974,913

	Insurance - 0.4%

1,294	Conseco, Inc., Term Loan	6.503%	6/22/10	BB-	1,306,940

	IT Services - 1.2%

1,755	Fidelity National Information Services, Term Loan B	6.470%	3/09/13	BB+	1,771,179
1,990	SunGard Data Systems Inc., Term Loan B	7.215%	2/11/13	B+	2,018,873

3,745	Total IT Services				3,790,052

	Machinery - 0.3%

760	Dresser-Rand Group, Inc., Term Loan	6.923%	10/10/10	B+	774,185

	Media - 3.4%

2,000	Cablevision Systems Corporation, Incremental Term Loan, WI/DD	TBD	TBD	Ba3	2,017,875
1,963	Charter Communications Operating, LLC, Term Loan B	7.920%	4/07/11	B	1,982,403
863	Emmis Operating Company, Term Loan	6.530%	11/10/11	B+	869,275
2,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	7.229%	4/08/12	B+	2,027,125
1,900	Regal Cinemas Corporation, Term Loan	6.729%	11/10/10	BB-	1,921,481
2,200	WMG Acquisition Corp., Term Loan	6.679%	2/28/11	B+	2,229,928

10,926	Total Media				11,048,087

	Metals & Mining - 0.4%

1,425	Amsted Industries Incorporated, Term Loan B	7.150%	10/15/10	B1	1,447,504

	Multi-Utilities - 0.6%

371	NRG Energy Inc., Credit-Linked Deposit	6.979%	2/01/13	BB-	375,910
1,629	NRG Energy Inc., Term Loan	6.820%	2/01/13	BB-	1,650,615

2,000	Total Multi-Utilities				2,026,525

	Paper & Forest Products - 0.6%

1,995	Georgia-Pacific Corporation, Term Loan B	6.884%	12/20/12	BB-	2,011,444

	Real Estate Management & Development - 0.9%

1,000	Capital Automotive LP., Term Loan	6.340%	12/16/10	BB+	1,011,161
1,811	LNR Property Corporation, Term Loan	7.642%	2/03/08	B2	1,829,265

2,811	Total Real Estate				2,840,426

	Trading Companies & Distributors - 0.9%

196	Brenntag Holdings, Acquisition Facility Term Loan	7.440%	1/20/14	B2	199,555
804	Brenntag Holdings, Term Loan	7.440%	1/20/14	B-	816,495
337	United Rentals Inc., Credit Linked Deposit	5.590%	2/13/11	B2	341,193
1,651	United Rentals Inc., Term Loan B	7.070%	2/14/11	B2	1,671,842

2,988	Total Trading Companies & Distributors				3,029,085

$68,193	Total Variable Rate Senior Loan Interests (cost $68,158,225)				68,915,287

Principal
Amount (000)	Description(1)	Coupon	Maturity	Ratings(2)	Value

	Corporate Bonds - 1.9% (1.4% of Total Investments)

	Hotels, Restaurants & Leisure - 1.3%

$2,000	MGM Mirage, Inc.	6.750%	8/01/07	BB	$2,027,500
2,000	Park Place Entertainment	8.875%	9/15/08	BB+	2,145,000

4,000	Total Hotels, Restaurants & Leisure				4,172,500

	Household Durables - 0.6%

2,000	D.R. Horton, Inc.	7.500%	12/01/07	BBB-	2,064,428

$6,000	Total Corporate Bonds (cost $6,287,260)				6,236,928

Shares	Description (1)	Coupon	Maturity	Ratings(2)	Value

	Capital Preferred Securities - 1.1% (0.8% of Total Investments)

	Electric Utilities - 1.1%

12,400	Consolidated Edison Company of New York Inc.	5.000%		A3	$1,128,400
5,000	Southern California Edison Company	6.125%		BBB	510,000
9,000	Southern California Edison Company, Series A	5.349%	4/27/35	BBB-	911,813
10,000	Southern California Edison Company, Series C	6.000%	4/30/56	BBB-	1,000,000

	Total Electric Utilities				3,550,213

	Total Capital Preferred Securities (cost $3,461,270)				3,550,213

Principal
Amount (000)	Description(1)	Coupon	Maturity	Value

	Short-term Investments - 4.8% (3.5% of Total Investments)

$15,685	Repurchase Agreement with State Street Bank, dated 3/31/06, repurchase price $15,690,199, collateralized by $15,730,000 U.S. Treasury Notes, 4.625%, due 5/15/06 value $16,000,855	4.250%	4/03/06	$15,684,644

	Total Short-Term Investments (cost $15,684,644)			15,684,644

	Total Investments (cost $391,718,479) - 139.2%			450,591,869

	Fundnotes - (24.1)%			(78,000,000)

	Other Assets Less Liabilities - (1.2)%			(3,792,032)

	Fundpreferred Shares, At Liquidation Value - (13.9)%			(45,000,000)

	Net Assets Applicable To Common Shares - 100%			$323,799,837

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Senior Loans in the Fund’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund’s portfolio may be substantially less than the stated maturities shown.

(4)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

The Fund did not have any unfunded loan commitments or outstanding participation commitments at March 31, 2006.

(5)	At or subsequent to March 31, 2006, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Investment is eligible for the Dividends Received Deduction.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

ADR	American Depositary Receipt.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments was $392,008,708.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

Gross unrealized:
Appreciation	$66,654,006
Depreciation	(8,070,845)

Net unrealized appreciation of investments	$58,583,161

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date May 30, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.